Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2026
Stockholders' Equity [Abstract]
Changes in shares of common stock outstanding
The following table presents changes in shares of NHI shares outstanding for the years ended March 31, 2024, 2025 and 2026.

	Number of Shares
	Year ended March 31
	2024	2025	2026
Common stock outstanding at beginning of year	3,003,679,324	2,970,755,160	2,956,210,965
Decrease of common stock by cancellation of treasury stock	(70,000,000)	—	(75,000,000)
Common stock held in treasury:
Repurchases of common stock	(80,617,143)	(63,523,657)	(99,361,149)
Sales of common stock	534	115	298
Common stock issued to employees	47,695,273	48,981,222	44,489,127
Cancellation of treasury stock	70,000,000	—	75,000,000
Other net change in treasury stock	(2,828)	(1,875)	(2,017)

Common stock outstanding at end of year	2,970,755,160	2,956,210,965	2,901,337,224